Rights of use of assets and lease liabilities	12 Months Ended
Jun. 30, 2026
Rights of use of assets and lease liabilities
Rights of use of assets and lease liabilities

13. Rights of use of assets and lease liabilities

Below is the composition of the rights of use of the Group´s assets as of June 30, 2026 and June 30, 2025:

	06.30.2026	06.30.2025
Farmland	143,242	138,376
Convention center	5,044	5,911
Offices, shopping malls and other buildings	18,367	13,511
Machinery and equipment	4,729	5,178
Right-of-use assets	171,382	162,976
Non-current	171,382	162,976
Total	171,382	162,976

Changes in the Group´s rights of use during the fiscal year ended June 30, 2026 and June 30, 2025, were as follows:

	06.30.2026	06.30.2025
Beginning of the year	162,976	148,926
Additions	49,411	43,291
Incorporation by business combination (i)	-	12,795
Disposals	(387)	(13,273)
Depreciation charges	(38,317)	(36,897)
Currency translation adjustment	(2,460)	(5,885)
Remeasurement	159	14,019
End of the year	171,382	162,976

(i)	Correspond to the acquisition of Nova Horizonte

Depreciation charge for rights of use is detailed below:

	06.30.2026	06.30.2025	06.30.2024
Farmland	31,963	29,027	29,216
Convention center	867	1,052	1,104
Offices, shopping malls and other buildings	3,485	2,480	2,336
Machinery and equipment	2,002	4,338	1,473
Depreciation charge of right-of-use assets (i)	38,317	36,897	34,129

(i)

Amortization charge was recognized in the amount of ARS 2,507 and ARS 2,167 under "Costs", in the amount of ARS 1,081 and ARS 739 under "General and administrative expenses" and ARS 975 and ARS 812 under "Selling expenses" as of June 30, 2026 and 2025, respectively in the Consolidated Statement of Income and Other Comprehensive Income (Note 27) and ARS 33,754 and ARS 33,179 were capitalized as part of biological assets’ cost.

Other charges to income related to rights of use were as follows:

	06.30.2026	06.30.2025	06.30.2024
Interest on lease liabilities	(3,236)	(2,375)	(3,623)
Results from short-term leases	(1,631)	(1,267)	(958)
Results from variable leases not recognized as lease liabilities	(9,292)	(18,283)	(11,481)
Gain from lease modification	-	2,647	-

Below is the composition of the Group’s lease liabilities for the fiscal years ended June 30, 2026 and June 30, 2025:

	06.30.2026	06.30.2025
Farmland	146,725	148,159
Convention center	2,613	3,084
Offices, shopping malls and other buildings	11,814	9,423
Lease liabilities	161,152	160,666
Non-current	111,476	118,119
Current	49,676	42,547
Total	161,152	160,666